Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock ETF Trust
Entity Central Index Key	0001761055
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000244680 [Member]
Shareholder Report [Line Items]
Fund Name	iShares U.S. Large Cap Premium Income Active ETF
Class Name	iShares U.S. Large Cap Premium Income Active ETF
Trading Symbol	BALI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares U.S. Large Cap Premium Income Active ETF (the “Fund”) (formerly known as iShares Advantage Large Cap Income ETF) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474-2737.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Large Cap Premium Income Active ETF	$32	0.30%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended December 31, 2025, the Fund returned 14.24%.
  For the same period, the S&P 500® Index returned 17.88%.
What contributed to performance?
With respect to the Fund’s underlying portfolio holdings, sentiment insights were the strongest contributors to performance during the year. Signals that measured informed investor positioning as well as broker views positioned the portfolio in high-performing sectors such as communication services. Additionally, insights analyzing social media activity captured shifting retail preferences, supporting gains in consumer sectors. Elsewhere, macro signals looking at historical economic data also added value in positioning the portfolio within information technology and health care sectors. Finally, traditional valuation measures focusing on operating income yields drove positive positioning in the financials sector.
What detracted from performance?
Certain non-traditional quality-focused signals detracted from returns during the year. These included insights that look at environmental and social policies, as well as water management and controversial news, which struggled particularly within the materials sector. Finally, select macro insights that focused on hiring trends missed key shifts in the market, leading to weaker positioning.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 26, 2023 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	14.24%	21.07%
S&P 500® Index	17.88	24.86
The Fund commenced operations on September 26, 2023.
Performance Inception Date	Sep. 26, 2023
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Oct. 16, 2025
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 680,158,171
Holdings Count | Holding	153
Advisory Fees Paid, Amount	$ 1,133,847
Investment Company Portfolio Turnover	112.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$680,158,171
Number of Portfolio Holdings	153
Net Investment Advisory Fees	$1,133,847
Portfolio Turnover Rate	112%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Information Technology	34.7%
Financials	12.0%
Communication Services	11.2%
Consumer Discretionary	10.9%
Health Care	10.9%
Industrials	8.4%
Consumer Staples	6.2%
Energy	2.8%
Real Estate	1.2%
Utilities	1.1%
Materials	0.6%
Ten largest holdings
Security	Percent of Total Investments(b)
NVIDIA Corp.	7.4%
Microsoft Corp.	7.2%
Apple Inc.	7.0%
Amazon.com, Inc.	4.6%
Alphabet, Inc., Class A	3.1%
Alphabet, Inc., Class C, NVS	2.5%
Broadcom, Inc.	2.1%
Johnson & Johnson	2.0%
Meta Platforms, Inc., Class A	1.9%
Walmart, Inc.	1.9%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities, short investments and options, if any.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(b)
NVIDIA Corp.	7.4%
Microsoft Corp.	7.2%
Apple Inc.	7.0%
Amazon.com, Inc.	4.6%
Alphabet, Inc., Class A	3.1%
Alphabet, Inc., Class C, NVS	2.5%
Broadcom, Inc.	2.1%
Johnson & Johnson	2.0%
Meta Platforms, Inc., Class A	1.9%
Walmart, Inc.	1.9%
(b)Excludes short-term securities, short investments and options, if any.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after December 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.
On July 30, 2025, the Fund's Board approved a change in the name of iShares Advantage Large Cap Income ETF to iShares U.S. Large Cap Premium Income Active ETF and certain changes to the Fund’s investment strategy in connection with the change in the Fund’s name. The Fund’s investment strategy was updated to specify that under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in large cap equity securities of U.S. issuers. These changes became effective on October 16, 2025.
The net expense ratio increased from the prior fiscal year due to a change in the Fund’s expense waiver and reimbursement agreement.

Material Fund Change Name [Text Block]	On July 30, 2025, the Fund's Board approved a change in the name of iShares Advantage Large Cap Income ETF to iShares U.S. Large Cap Premium Income Active ETF and certain changes to the Fund’s investment strategy in connection with the change in the Fund’s name.
Material Fund Change Expenses [Text Block]	The net expense ratio increased from the prior fiscal year due to a change in the Fund’s expense waiver and reimbursement agreement.
Material Fund Change Strategies [Text Block]
On July 30, 2025, the Fund's Board approved a change in the name of iShares Advantage Large Cap Income ETF to iShares U.S. Large Cap Premium Income Active ETF and certain changes to the Fund’s investment strategy in connection with the change in the Fund’s name. The Fund’s investment strategy was updated to specify that under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in large cap equity securities of U.S. issuers. These changes became effective on October 16, 2025.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after December 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.

Updated Prospectus Phone Number	(800) 474-2737
Updated Prospectus Web Address	blackrock.com/fundreports
C000265899 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Nasdaq Premium Income Active ETF
Class Name	iShares Nasdaq Premium Income Active ETF
Trading Symbol	BALQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Nasdaq Premium Income Active ETF (the “Fund”) for the period of December 2, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474-2737.
Additional Information Phone Number	(800) 474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Nasdaq Premium Income Active ETF	$3(a)	0.35%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.

Expenses Paid, Amount	$ 3	[1]
Expense Ratio, Percent	0.35%	[2]
Net Assets	$ 10,848,896
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 3,019
Investment Company Portfolio Turnover
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$10,848,896
Number of Portfolio Holdings	110
Net Investment Advisory Fees	$3,019
Portfolio Turnover Rate	—%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Information Technology	56.5%
Communication Services	15.9%
Consumer Discretionary	11.5%
Industrials	4.6%
Consumer Staples	4.6%
Health Care	4.5%
Financials	1.9%
Materials	0.4%
Real Estate	0.1%
Ten largest holdings
Security	Percent of Total Investments(b)
NVIDIA Corp.	10.1%
Apple Inc.	9.2%
Microsoft Corp.	8.7%
Amazon.com, Inc.	6.1%
Broadcom, Inc.	6.0%
Alphabet, Inc., Class A	4.3%
Alphabet, Inc., Class C, NVS	3.6%
Tesla, Inc.	3.6%
Meta Platforms, Inc., Class A	3.5%
Costco Wholesale Corp.	3.0%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities, short investments and options, if any.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(b)
NVIDIA Corp.	10.1%
Apple Inc.	9.2%
Microsoft Corp.	8.7%
Amazon.com, Inc.	6.1%
Broadcom, Inc.	6.0%
Alphabet, Inc., Class A	4.3%
Alphabet, Inc., Class C, NVS	3.6%
Tesla, Inc.	3.6%
Meta Platforms, Inc., Class A	3.5%
Costco Wholesale Corp.	3.0%
(b)Excludes short-term securities, short investments and options, if any.

[1]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[2]	Annualized.